Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Schedule of Changes in the Carrying Amount of Goodwill by Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Total
		Domestic	Overseas			Total
(in millions)			Other than UNBC	UNBC	Overseas Total
Balance at March 31, 2009:
Goodwill	¥840,055	¥885,234	¥152,203	¥217,202	¥369,405	¥1,254,639	¥22,527	¥2,300	¥2,119,521
Accumulated impairment losses	(840,055)	(884,773)	(532)	—	(532)	(885,305)	(14,735)	—	(1,740,095)

	¥—	¥461	¥151,671	¥217,202	¥368,873	¥369,334	¥7,792	¥2,300	¥379,426

Impairment loss	—	(461)	—	—	—	(461)	—	—	(461)
Foreign currency translation adjustments and other	—	—	—	2,533	2,533	2,533	—	—	2,533

Balance at March 31, 2010:
Goodwill	840,055	885,234	152,203	219,735	371,938	1,257,172	22,527	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥219,735	¥371,406	¥371,406	¥7,792	¥2,300	¥381,498
Goodwill acquired during the fiscal year(2)	—	—	—	8,068	8,068	8,068	—	—	8,068
Foreign currency translation adjustments and other	—	—	—	(26,174)	(26,174)	(26,174)	—	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	152,203	201,629	353,832	1,239,066	22,527	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥201,629	¥353,300	¥353,300	¥7,792	¥2,300	¥363,392

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Schedule of Goodwill Impairment Losses by Reporting Units

Business Segment	Reporting Unit	Impairment loss
		2009	2010
		(in millions)
Integrated Retail Banking Business Group	BTMU-Retail	¥636,322	¥—
Integrated Retail Banking Business Group	Mitsubishi UFJ NICOS-Retail	193,579	—
Integrated Corporate Banking Business Group—Domestic	BTMU-Corporate	—	461
Integrated Corporate Banking Business Group—Domestic	MUSHD-Corporate	1,206	—
Integrated Trust Assets Business Group	MUTB-Trust	14,735	—

		¥845,842	¥461

Other Intangible Assets, Net Carrying Amount by Major Class of Intangible Assets

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,263,031	¥707,888	¥555,143	¥1,374,334	¥839,872	¥534,462
Core deposit intangibles	638,290	329,163	309,127	632,533	377,325	255,208
Customer relationships	208,118	100,419	107,699	207,670	113,435	94,235
Trade names	60,058	8,616	51,442	51,579	10,209	41,370
Other	4,006	2,282	1,724	4,173	2,648	1,525

Total	¥2,173,503	¥1,148,368	1,025,135	¥2,270,289	¥1,343,489	926,800

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			61,491			42,224
Indefinite-lived trade names			4,459			4,459
Other			25,032			18,038

Total			90,982			64,721

Total			¥1,116,117			¥991,521

Schedule of Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Fiscal Years

(in millions)
Fiscal year ending March 31:
2012	¥212,190
2013	179,776
2014	136,009
2015	101,529
2016	73,126